PORTFOLIO OF INVESTMENTS – as of December 31, 2021 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 95.8% of Net Assets
		Australia – 4.4%
10,905,000		Australia Government Bond, Series 163, 1.000%, 11/21/2031, (AUD)(a)	$7,458,052
21,000,000		Australia Government Bond, Series 164, 0.500%, 9/21/2026, (AUD)(a)	14,701,070
4,845,000		New South Wales Treasury Corp., Series 26, 4.000%, 5/20/2026, (AUD)(a)	3,901,514
8,485,000		Queensland Treasury Corp., Series 27, 2.750%, 8/20/2027, 144A, (AUD)(a)	6,546,624

			32,607,260

		Belgium – 0.8%
305,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036	363,118
1,605,000		Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	1,978,673
2,485,000		Kingdom of Belgium Government Bond, 1.700%, 6/22/2050, 144A, (EUR)(a)	3,380,860

			5,722,651

		Bermuda – 0.3%
1,935,000		XLIT Ltd., (fixed rate to 6/29/2027, variable rate thereafter), 3.250%, 6/29/2047, (EUR)	2,417,260

		Brazil – 4.1%
3,245,000		Banco Bradesco S.A., 2.850%, 1/27/2023, 144A	3,279,949
1,020,000		Banco do Brasil S.A., 4.625%, 1/15/2025, 144A	1,063,360
45,604	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	7,993,271
16,075	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2029, (BRL)	2,790,562
3,525,000		Brazilian Government International Bond, 4.625%, 1/13/2028	3,679,254
3,045,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025	3,147,769
530,000		Embraer Netherlands Finance BV, 5.400%, 2/01/2027	551,862
2,705,000		Itau Unibanco Holding S.A., 2.900%, 1/24/2023, 144A	2,733,402
1,200,000		Suzano Austria GmbH, 3.125%, 1/15/2032	1,161,012
1,895,000		Suzano Austria GmbH, 3.750%, 1/15/2031	1,925,813
200,000		Suzano Austria GmbH, 5.000%, 1/15/2030	219,252
1,660,000		Ultrapar International S.A, 5.250%, 6/06/2029, 144A	1,711,477

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Brazil – continued
$205,000	Ultrapar International S.A., 5.250%, 6/06/2029	$211,357

		30,468,340

	Canada – 1.7%
8,660,000	Canadian Government Bond, 0.500%, 12/01/2030, (CAD)(a)	6,335,537
635,000	CNH Capital Canada Receivables Trust, Series 2021-1A, Class A2, 1.001%, 11/16/2026, 144A, (CAD)	497,533
750,000	Ford Auto Securitization Trust, Series 2019-AA, Class A3, 2.552%, 9/15/2024, 144A, (CAD)	600,718
203,508	Ford Auto Securitization Trust, Series 2019-BA, Class A2, 2.321%, 10/15/2023, 144A, (CAD)	161,645
1,260,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)	1,098,146
5,245,000	Province of Ontario Canada, 1.900%, 12/02/2051, (CAD)	3,666,711

		12,360,290

	Chile – 0.4%
1,065,000	Banco de Chile, 2.990%, 12/09/2031, 144A	1,050,303
2,235,000	Engie Energia Chile S.A., 3.400%, 1/28/2030	2,262,937

		3,313,240

	China – 7.4%
125,210,000	China Government Bond, 1.990%, 4/09/2025, (CNY)(a)	19,347,038
92,590,000	China Government Bond, 3.270%, 11/19/2030, (CNY)(a)	15,063,297
103,920,000	China Government Bond, 3.280%, 12/03/2027, (CNY)(a)	16,858,395
20,430,000	China Government Bond, 3.810%, 9/14/2050, (CNY)(a)	3,439,511

		54,708,241

	Colombia – 0.9%
1,845,000	EcoPetrol S.A., 4.625%, 11/02/2031	1,793,709
19,798,100,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)	4,834,144

		6,627,853

	Denmark – 0.7%
33,175,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(a)	5,493,234

	France – 0.8%
3,275,000	French Republic Government Bond OAT, 0.500%, 6/25/2044, 144A, (EUR)(a)	3,560,263

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	France – continued
1,600,000	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres Et Salaries De L Industrie Et Du Commerce (MACIF), (fixed rate to 3/21/2032, variable rate thereafter), 2.125%, 6/21/2052, (EUR)	$1,824,350
115,000	WEA Finance LLC, 2.875%, 1/15/2027, 144A	118,348
535,000	WEA Finance LLC, 3.500%, 6/15/2029, 144A	553,325

		6,056,286

	Germany – 8.4%
13,390,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.000%, 8/15/2026, (EUR)(a)(b)	15,598,030
3,580,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.000%, 2/15/2030, (EUR)(a)(b)	4,175,686
3,610,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.000%, 8/15/2030, (EUR)(a)(b)	4,205,508
7,390,000	Bundesrepublik Deutschland Bundesanleihe, 0.250%, 8/15/2028, (EUR)(a)	8,772,752
2,660,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.308%, 8/15/2050, (EUR)(a)(b)	2,898,745
1,710,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2025, (EUR)	2,057,629
2,345,000	Bundesrepublik Deutschland Bundesanleihe, 1.250%, 8/15/2048, (EUR)	3,458,499
1,340,000	Bundesrepublik Deutschland Bundesanleihe, 1.500%, 5/15/2023, (EUR)	1,571,235
555,000	Bundesrepublik Deutschland Bundesanleihe, 4.750%, 7/04/2040, (EUR)	1,198,223
815,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	833,191
4,300,000	Deutsche Bank AG, EMTN, (fixed rate to 2/19/2026, variable rate thereafter), 5.625%, 5/19/2031, (EUR)	5,733,911
6,095,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	7,138,448
32,680,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)(a)	3,703,000
520,000	Volkswagen Financial Services AG, EMTN, 3.375%, 4/06/2028, (EUR)	687,483

		62,032,340

	India – 0.5%
3,455,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	3,679,104

	Indonesia – 0.6%
38,485,000,000	Indonesia Treasury Bond, 6.500%, 2/15/2031, (IDR)	2,724,800
18,722,000,000	Indonesia Treasury Bond, 8.250%, 5/15/2029, (IDR)	1,464,608

		4,189,408

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Ireland – 0.8%
$400,000	Bank of Ireland Group PLC, (fixed rate to 9/30/2026, variable rate thereafter), 2.029%, 9/30/2027, 144A	$392,826
1,310,000	Ireland Government Bond, Zero Coupon, 0.029%, 10/18/2031, (EUR)(b)	1,454,310
3,205,000	Ireland Government Bond, 1.000%, 5/15/2026, (EUR)	3,863,373

		5,710,509

	Israel – 0.8%
3,425,000	State of Israel, 1.000%, 3/31/2030, (ILS)	1,099,748
1,750,000	Teva Pharmaceutical Finance Netherlands II BV, 1.875%, 3/31/2027, (EUR)	1,828,003
3,630,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	3,412,200

		6,339,951

	Italy – 5.1%
360,000	Assicurazioni Generali SpA, EMTN, (fixed rate to 10/27/2027, variable rate thereafter), 5.500%, 10/27/2047, (EUR)	497,264
490,000	Atlantia SpA, EMTN, 1.625%, 2/03/2025, (EUR)	566,280
2,255,000	Atlantia SpA, EMTN, 1.875%, 7/13/2027, (EUR)	2,645,106
1,295,000	Autostrade per l’Italia SpA, 2.000%, 12/04/2028, (EUR)	1,524,886
2,485,000	Autostrade per l’Italia SpA, 2.000%, 1/15/2030, (EUR)	2,915,178
770,000	Autostrade per l’Italia SpA, EMTN, 1.875%, 9/26/2029, (EUR)	899,438
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	2,125,462
965,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	974,486
2,625,000	Intesa Sanpaolo SpA, EMTN, 5.148%, 6/10/2030, (GBP)	3,966,518
13,830,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)	16,268,703
850,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	1,108,366
350,000	UniCredit SpA, 6.572%, 1/14/2022, 144A	350,508
300,000	UniCredit SpA, (fixed rate to 1/15/2027, variable rate thereafter), 2.731%, 1/15/2032, (EUR)	348,225
605,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	724,808
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	217,906
2,355,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035	2,568,248

		37,701,382

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Japan – 9.8%
1,612,081,338	(†††)	Japan Government CPI Linked Bond, Series 24, 0.100%, 3/10/2029, (JPY)(a)	$14,562,111
3,361,750,000		Japan Government Five Year Bond, 0.100%, 12/20/2025, (JPY)(a)	29,443,003
683,950,000		Japan Government Ten Year Bond, Series 350, 0.100%, 3/20/2028, (JPY)(a)	6,006,309
237,000,000		Japan Government Ten Year Bond, Series 354, 0.100%, 3/20/2029, (JPY)(a)	2,083,614
493,150,000		Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(a)	5,613,799
468,600,000		Japan Government Thirty Year Bond, Series 41, 1.700%, 12/20/2043, (JPY)(a)	5,063,226
480,200,000		Japan Government Thirty Year Bond, Series 51, 0.300%, 6/20/2046, (JPY)(a)	3,913,361
724,400,000		Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(a)	6,054,027

			72,739,450

		Korea – 1.0%
9,400,000,000		Korea Treasury Bond, 1.375%, 6/10/2030, (KRW)(a)	7,377,341

		Malaysia – 0.3%
7,770,000		Malaysia Government Bond, Series 0119, 3.906%, 7/15/2026, (MYR)	1,925,167

		Mexico – 1.6%
680,000		Cemex SAB de CV, 3.875%, 7/11/2031, 144A	677,504
3,275,000		Cemex SAB de CV, 3.875%, 7/11/2031	3,262,981
405,000		Cemex SAB de CV, 5.200%, 9/17/2030, 144A	434,869
200,000		Cemex SAB de CV, 5.450%, 11/19/2029	214,250
880,000		Cemex SAB de CV, 5.450%, 11/19/2029, 144A	942,700
996,320	(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	5,152,612
1,025,000		Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	1,259,469

			11,944,385

		New Zealand – 0.1%
1,045,000		New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)	751,349

		Norway – 1.2%
320,000		Aker BP ASA, 3.750%, 1/15/2030, 144A	338,845
2,755,000		Aker BP ASA, 4.000%, 1/15/2031, 144A	2,978,869
2,000,000		City of Oslo Norway, 2.300%, 3/14/2024, (NOK)	229,634

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Norway – continued
2,000,000	City of Oslo Norway, 2.350%, 9/04/2024, (NOK)	$229,572
1,000,000	City of Oslo Norway, 3.650%, 11/08/2023, (NOK)	117,558
4,100,000	Norway Government Bond, Series 475, 2.000%, 5/24/2023, 144A, (NOK)	471,002
37,545,000	Norway Government Bond, Series 477, 1.750%, 3/13/2025, 144A, (NOK)(a)	4,289,958

		8,655,438

	Portugal – 0.2%
1,085,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	1,056,041
405,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	424,985
230,000	EDP Finance BV, EMTN, 0.375%, 9/16/2026, (EUR)	262,328

		1,743,354

	Singapore – 0.3%
2,780,000	Singapore Government Bond, 2.125%, 6/01/2026, (SGD)(a)	2,136,051

	South Africa – 1.3%
186,090,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	9,816,288

	Spain – 1.6%
400,000	Banco Santander S.A., 2.958%, 3/25/2031	408,116
400,000	Banco Santander S.A., 4.250%, 4/11/2027	439,769
2,600,000	Banco Santander S.A., 5.179%, 11/19/2025	2,889,744
2,460,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)	3,171,747
2,835,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)	4,743,349

		11,652,725

	Supranationals – 1.3%
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(a)	2,344,577
18,000,000	Nordic Investment Bank, EMTN, 0.200%, 1/16/2023, (SEK)(a)	1,993,128
44,510,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)(a)	5,024,878

		9,362,583

	Sweden – 0.1%
9,900,000	Sweden Government Bond, Series 1057, 1.500%, 11/13/2023, 144A, (SEK)	1,130,144

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Switzerland – 0.2%
195,000	Credit Suisse Group AG, (fixed rate to 1/14/2027, variable rate thereafter), 0.650%, 1/14/2028, (EUR)	$219,774
715,000	Credit Suisse Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	727,549
715,000	Credit Suisse Group AG, EMTN, 0.625%, 1/18/2033, (EUR)	757,814

		1,705,137

	Thailand – 0.3%
74,870,000	Thailand Government Bond, 1.600%, 12/17/2029, (THB)	2,197,229

	United Arab Emirates – 0.3%
1,180,000	DP World Ltd., MTN, 4.700%, 9/30/2049	1,284,725
800,000	DP World Ltd., MTN, 5.625%, 9/25/2048	981,480

		2,266,205

	United Kingdom – 6.3%
1,640,000	Aviva PLC, (fixed rate to 3/03/2035, variable rate thereafter), 4.000%, 6/03/2055, (GBP)	2,390,460
1,050,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	1,075,341
1,000,000	Barclays PLC, EMTN, (fixed rate to 3/22/2026, variable rate thereafter), 1.125%, 3/22/2031, (EUR)	1,135,860
656,203	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 0.855%, 11/16/2066, 144A(c)	658,081
1,370,000	Channel Link Enterprises Finance PLC, Series A7, (fixed rate to 6/20/2022, variable rate thereafter), 1.761%, 6/30/2050, (EUR)	1,561,897
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,228,010
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A	3,664,473
288,780	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.628%, 8/25/2060, 144A(c)	288,930
2,360,000	Heathrow Funding Ltd., EMTN, 1.875%, 3/14/2036, (EUR)	2,793,259
2,030,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(a)(d)	2,049,364
1,070,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(d)	1,081,446
152,000	Lanark Master Issuer PLC, Series 2020-1A, Class 2A, SONIA Index + 0.570%, 0.620%, 12/22/2069, 144A, (GBP)(c)	206,382
1,720,000	Legal & General Group PLC, (fixed rate to 11/01/2030, variable rate thereafter), 4.500%, 11/01/2050, (GBP)	2,562,453
490,000	Legal & General Group PLC, EMTN, (fixed rate to 11/26/2029, variable rate thereafter), 3.750%, 11/26/2049, (GBP)	691,768
600,000	Lloyds Banking Group PLC, (fixed rate to 12/03/2030, variable rate thereafter), 2.707%, 12/03/2035, (GBP)	811,269

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United Kingdom – continued
275,000	National Grid Electricity Transmission PLC, EMTN, 1.125%, 7/07/2028, (GBP)	$357,200
350,000	National Grid Electricity Transmission PLC, EMTN, 2.000%, 9/16/2038, (GBP)	460,967
1,480,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	2,122,848
905,000	National Grid PLC, EMTN, 0.163%, 1/20/2028, (EUR)	1,005,296
430,000	National Grid PLC, EMTN, 0.553%, 9/18/2029, (EUR)	485,430
225,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	254,577
3,255,000	United Kingdom Gilt, 0.125%, 1/30/2026, (GBP)	4,297,225
2,600,000	United Kingdom Gilt, 0.625%, 10/22/2050, (GBP)	3,092,323
435,000	United Kingdom Gilt, 1.500%, 7/22/2047, (GBP)	631,200
3,120,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)	6,182,863
3,090,000	United Kingdom Gilt, 4.750%, 12/07/2030, (GBP)	5,559,802

		46,648,724

	United States – 32.2%
560,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	596,624
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)	2,571,957
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	3,592,930
275,000	Ally Financial, Inc., 3.875%, 5/21/2024	289,804
310,000	Ally Financial, Inc., 4.625%, 3/30/2025	336,756
430,000	Ally Financial, Inc., 5.750%, 11/20/2025	484,967
145,000	Ally Financial, Inc., 5.800%, 5/01/2025	163,628
2,000,000	Apollo Aviation Securitization Equity Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047, 144A	1,984,749
3,385,000	AT&T, Inc., 3.650%, 6/01/2051	3,505,658
595,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	627,231
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	647,534
1,690,000	Bank of America Corp., (fixed rate to 2/13/2030, variable rate thereafter), MTN, 2.496%, 2/13/2031	1,694,307
215,866	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	215,775
85,000	Boeing Co. (The), 2.250%, 6/15/2026	85,122

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$160,000	Boeing Co. (The), 3.100%, 5/01/2026	$166,715
2,885,000	Boeing Co. (The), 3.250%, 2/01/2028	3,006,140
65,000	Boeing Co. (The), 3.250%, 3/01/2028	67,275
10,000	Boeing Co. (The), 3.250%, 2/01/2035	10,076
120,000	Boeing Co. (The), 3.550%, 3/01/2038	122,031
1,820,000	Boeing Co. (The), 3.625%, 2/01/2031	1,940,820
40,000	Boeing Co. (The), 3.625%, 3/01/2048	39,611
760,000	Boeing Co. (The), 3.750%, 2/01/2050	787,520
195,000	Boeing Co. (The), 3.825%, 3/01/2059	195,835
235,000	Boeing Co. (The), 3.850%, 11/01/2048	243,903
390,000	Boeing Co. (The), 3.900%, 5/01/2049	408,888
560,000	Boeing Co. (The), 3.950%, 8/01/2059	581,677
210,000	Boeing Co. (The), 5.805%, 5/01/2050	284,366
1,644,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	1,641,136
158,000	Broadcom, Inc., 3.469%, 4/15/2034, 144A	165,374
1,050,000	Broadcom, Inc., 4.300%, 11/15/2032	1,179,965
215,000	Centene Corp., 2.450%, 7/15/2028	211,775
2,210,000	Centene Corp., 2.500%, 3/01/2031	2,151,468
4,060,000	Centene Corp., 3.000%, 10/15/2030	4,127,031
1,890,000	Centene Corp., 3.375%, 2/15/2030	1,924,757
2,566,000	Centene Corp., 4.625%, 12/15/2029	2,767,328
1,115,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	1,058,394
400,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	395,797
805,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	778,263
210,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	235,123

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$3,515,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	$4,023,987
1,441,614	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(d)	1,442,471
1,927,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	2,200,749
750,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	756,487
2,930,000	Citigroup, Inc., Series MPLE, 4.090%, 6/09/2025, (CAD)	2,463,289
1,100,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	1,076,081
1,725,000	Continental Resources, Inc., 4.375%, 1/15/2028	1,864,811
1,135,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	1,336,599
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)	5,143,215
1,183,115	Credit Suisse Mortgage Trust, Series 2019-RP10, Class A1, 2.973%, 12/26/2059, 144A(d)	1,180,574
660,000	CVS Health Corp., 3.250%, 8/15/2029	703,689
780,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	785,850
1,155,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	1,305,150
340,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	385,917
3,800,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.500%, 10/20/2025, 144A	3,993,844
2,990,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	3,265,024
206,022	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	209,727
85,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	87,605
595,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	630,942
1,875,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	2,068,827
2,775,000	EQT Corp., 3.625%, 5/15/2031, 144A	2,879,063
190,000	EQT Corp., 3.900%, 10/01/2027	203,779
580,000	EQT Corp., 5.000%, 1/15/2029	642,350
585,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	614,888
1,538,307	FHLMC, 4.500%, 12/01/2048	1,646,166
3,773,931	FHLMC, 5.000%, with various maturities in 2049(a)(e)	4,126,432

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$16,699,403	FNMA, 2.000%, with various maturities in 2051(a)(e)	$16,688,315
281,144	FNMA, 3.000%, 11/01/2046	294,941
1,236,942	FNMA, 3.500%, with various maturities from 2045 to 2047(e)	1,319,233
6,428,902	FNMA, 4.000%, with various maturities from 2048 to 2049(a)(e)	6,830,161
4,985,192	FNMA, 4.500%, with various maturities from 2043 to 2050(a)(e)	5,358,464
805,000	Ford Motor Co., 3.250%, 2/12/2032	824,320
610,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	643,550
4,265,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	4,574,213
1,415,000	GE Capital Funding LLC, 4.550%, 5/15/2032	1,673,728
928,756	GNMA, 1-month LIBOR + 1.774%, 1.859%, 5/20/2064(c)	958,338
829,497	GNMA, 1-month LIBOR + 1.994%, 2.080%, 11/20/2064(c)	877,318
722,097	GNMA, 1-month LIBOR + 2.129%, 2.214%, 11/20/2064(c)	759,028
1,461,161	GNMA, 1-month LIBOR + 2.321%, 2.410%, 10/20/2063(c)	1,521,853
11,690	GNMA, 3.630%, 1/20/2063(d)	11,859
1,254,057	GNMA, 4.605%, 2/20/2065(d)	1,323,317
5,363	GNMA, 4.630%, 12/20/2061(d)	5,313
1,148,130	GNMA, 4.637%, 7/20/2064(d)	1,205,794
1,141,285	GNMA, 4.645%, 7/20/2064(d)	1,201,050
2,312,491	GNMA, 4.653%, 5/20/2064(a)(d)	2,418,603
6,490,000	HCA, Inc., 2.375%, 7/15/2031	6,389,117
3,660,000	Kraft Heinz Foods Co., 3.750%, 4/01/2030	3,950,696
845,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	991,684
2,079,676	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(d)	2,085,599
1,844,505	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(d)	1,850,051
55,000	Lennar Corp., 4.750%, 5/30/2025	60,173
420,000	Lennar Corp., 5.000%, 6/15/2027	474,953
2,472,057	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(a)(d)	2,462,637

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$1,093,035	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072%, 12/26/2059, 144A(d)	$1,093,440
740,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	726,368
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	4,700,427
2,142,279	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(d)	2,128,848
1,163,071	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(d)	1,156,632
878,000	PulteGroup, Inc., 5.000%, 1/15/2027	997,232
1,115,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	1,119,181
3,310,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	3,359,650
10,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031	10,150
1,270,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,286,358
797,503	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	801,232
305,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	318,346
4,110,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	4,495,327
840,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	960,275
1,755,000	U.S. Treasury Bond, 1.250%, 5/15/2050	1,490,310
8,619,000	U.S. Treasury Bond, 1.625%, 11/15/2050(a)	8,030,147
8,510,000	U.S. Treasury Bond, 1.875%, 2/15/2041(a)	8,423,238
985,000	U.S. Treasury Bond, 1.875%, 2/15/2051	974,534
5,040,000	U.S. Treasury Bond, 2.875%, 5/15/2043(f)	5,856,638
9,795,000	U.S. Treasury Note, 1.125%, 2/15/2031	9,506,124
4,836,000	UMBS® (TBA), 2.000%, 2/01/2052(g)	4,810,332
5,600,000	UMBS® (TBA), 2.500%, 2/01/2052(g)	5,699,121
896,296	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	886,321
1,074,861	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	1,055,750
875,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	912,393
1,185,000	Upjohn Finance BV, 1.908%, 6/23/2032, (EUR)	1,411,640
3,390,855	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, 1.868%, 8/25/2051, 144A(d)	3,348,771

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	$345,286
1,120,000	Viatris, Inc., 2.700%, 6/22/2030	1,123,974
2,914,948	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(d)	2,891,701
1,342,461	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(d)	1,334,417
570,000,000	Walmart, Inc., 0.183%, 7/15/2022, (JPY)(a)	4,953,403

		239,287,700

	Total Bonds and Notes (Identified Cost $711,889,629)	710,766,619
Short-Term Investments – 2.7%
8,559,988	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2021 at 0.000% to be repurchased at $8,559,988 on 1/03/2022 collateralized by $6,246,500 U.S. Treasury Bond, 4.500% due 5/15/2038 valued at $8,731,189 including accrued interest(h)	8,559,988
5,935,000	U.S. Treasury Bills, 0.023%, 1/20/2022(i)	5,934,965
5,750,000	U.S. Treasury Bills, 0.053%, 3/31/2022(i)	5,749,268

	Total Short-Term Investments (Identified Cost $20,244,171)	20,244,221

Description	Value (†)
Total Investments – 98.5% (Identified Cost $732,133,800)	$731,010,840
Other assets less liabilities – 1.5%	10,979,756

Net Assets – 100.0%	$741,990,596

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.

(b)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(c)	Variable rate security. Rate as of December 31, 2021 is disclosed.
(d)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2021 is disclosed.

(e)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)

Security (or a portion thereof) has been pledged as collateral for open derivative contracts. (g) When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(h)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the value of Rule 144A holdings amounted to $112,587,929 or 15.2% of net assets.

ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SONIA	Sterling Overnight Index
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3/03/2022	BRL	S	21,971,000	$3,817,657	$3,890,165	$(72,508)
BNP Paribas S.A.	3/16/2022	CNH	S	21,000,000	3,271,701	3,288,511	(16,810)
Citibank N.A.	3/16/2022	ZAR	S	72,730,000	4,503,628	4,518,211	(14,583)
Credit Suisse International	3/16/2022	CHF	B	3,258,000	3,532,259	3,582,162	49,903
Credit Suisse International	3/16/2022	IDR	S	21,947,060,000	1,511,922	1,530,496	(18,574)
Credit Suisse International	3/16/2022	JPY	S	41,137,000	363,122	357,824	5,298
HSBC Bank USA	3/16/2022	CAD	B	10,409,000	8,211,451	8,227,574	16,123
HSBC Bank USA	3/16/2022	COP	S	22,072,575,000	5,605,733	5,385,396	220,337
HSBC Bank USA	3/16/2022	SGD	B	3,966,000	2,904,568	2,941,906	37,338
Morgan Stanley Capital Services, Inc.	3/16/2022	GBP	S	2,545,000	3,358,916	3,443,738	(84,822)
Standard Chartered Bank	3/16/2022	EUR	B	28,270,000	31,969,978	32,232,663	262,685
UBS AG	3/16/2022	AUD	S	20,917,000	14,962,139	15,220,800	(258,661)
UBS AG	3/16/2022	KRW	B	9,451,350,000	8,012,131	7,939,610	(72,521)
UBS AG	3/16/2022	MXN	S	79,373,000	3,729,361	3,827,901	(98,540)

Total							$(45,335)

At December 31, 2021, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	3/16/2022	EUR	2,729,752	SEK	28,011,000	$3,101,692	$(10,695)
Citibank N.A.	3/16/2022	GBP	2,809,275	SEK	33,804,000	3,743,158	(58,180)

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse International	3/16/2022	EUR	1,185,449	PLN	5,502,000	$1,358,248	$6,632
HSBC Bank USA	3/16/2022	NOK	118,368,000	EUR	11,388,985	12,985,402	(437,671)
UBS AG	3/16/2022	EUR	3,558,527	CZK	91,294,000	4,149,797	92,465
UBS AG	3/16/2022	ZAR	45,615,000	EUR	2,507,606	2,859,102	25,358

Total							$(382,091)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Japan Government Bond	3/14/2022	5	$6,608,293	$6,589,150	$(19,143)
10 Year U.S. Treasury Note	3/22/2022	68	8,800,611	8,871,875	71,264
2 Year U.S. Treasury Note	3/31/2022	83	18,126,575	18,108,266	(18,309)
German Euro BOBL	3/08/2022	67	10,245,201	10,163,478	(81,723)
UK Long Gilt	3/29/2022	23	3,869,577	3,888,343	18,766

Total					$(29,145)

At December 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	3/22/2022	65	$10,345,122	$10,428,437	$(83,315)
5 Year U.S. Treasury Note	3/31/2022	120	14,537,586	14,517,188	20,398
Euro-Buxl® 30 Year Bond	3/08/2022	29	7,163,212	6,825,829	337,383
German Euro Bund	3/08/2022	3	595,078	585,314	9,764
Ultra 10-Year U.S. Treasury Note	3/22/2022	303	43,834,125	44,370,562	(536,437)

Total					$(252,207)

17

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$710,766,619	$—	$710,766,619
Short-Term Investments	—	20,244,221	—	20,244,221

Total Investments	—	731,010,840	—	731,010,840

Forward Foreign Currency Contracts (unrealized appreciation)	—	716,139	—	716,139
Futures Contracts (unrealized appreciation)	457,575	—	—	457,575

Total	$457,575	$731,726,979	$—	$732,184,554

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,143,565)	$—	$(1,143,565)
Futures Contracts (unrealized depreciation)	(738,927)	—	—	(738,927)

Total	$(738,927)	$(1,143,565)	$—	$(1,882,492)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2021, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2021:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$716,139	$—
Exchange-traded asset derivatives
Interest rate contracts	—	457,575

Total asset derivatives	$716,139	$457,575

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,143,565)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(738,927)

Total liability derivatives	$(1,143,565)	$(738,927)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2021, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$(72,508)	$—
BNP Paribas S.A.	(27,505)	—
Citibank N.A.	(72,763)	90,000
HSBC Bank USA	(163,873)	350,000
Morgan Stanley Capital Services, Inc.	(84,822)	—
UBS AG	(311,899)	290,000

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$7,556,295	$6,619,464

Industry Summary at December 31, 2021 (Unaudited)

Treasuries	47.7%
Mortgage Related	7.7
Banking	5.2
ABS Home Equity	3.2
Transportation Services	2.5
Local Authorities	2.0
Other Investments, less than 2% each	27.5
Short-Term Investments	2.7

Total Investments	98.5
Other assets less liabilities (including forward foreign currency and futures contracts)	1.5

Net Assets	100.0%

Currency Exposure Summary at December 31, 2021 (Unaudited)

United States Dollar	40.9%
Euro	16.5
Japanese Yen	12.6
Yuan Renminbi	7.4
British Pound	4.5
Australian Dollar	4.4
Canadian Dollar	2.3
Other, less than 2% each	9.9

Total Investments	98.5
Other assets less liabilities (including forward foreign currency and futures contracts)	1.5

Net Assets	100.0%